Details of Significant Accounts - Summary of Investing Activities with Partial Cash Payments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Trade And Receivables [Abstract]
Acquisition of property, plant and equipment (including transfers)	$ 42,213	$ 1,379	$ 17,237	$ 20,497
Add: Opening balance of payables on machinery, equipment, and intangible assets			1,229	3,826
Ending balance of prepayments for equipment	27,942	913	923	1,483
Opening balance of prepayments for equipment being transferred to other expenses	780	25
Opening balance of prepayments for equipment being transferred to intangible assets			227	71
Less: Ending balance of payables on machinery, equipment, and intangible assets	(3,303)	(108)		(1,229)
Opening balance of prepayments for equipment	(923)	(30)	(1,483)	(71)
Provisions				(3,150)
Cash paid	66,709	2,179	18,133	21,427
Acquisition of intangible assets (including transfers)	3,537	115	5,933	6,126
Add: Opening balance of payable on machinery, equipment, and intangible assets			1,495	84
Less: Ending balance of payables on machinery, equipment, and intangible assets	(374)	(12)		(1,495)
Opening balance of prepayments for equipment			(227)	(71)
Cash paid	$ 3,163	$ 103	$ 7,201	$ 4,644